Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Entity Registrant Name	dei_EntityRegistrantName	ROYCE FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000709364
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Pennsylvania Mutual Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Pennsylvania Mutual Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and micro-cap companies (those with market capitalizations up to $2.5 billion) that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. The Fund generally invests in companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.
Normally, the Fund invests at least 65% of its net assets in the equity securities of such small-cap and micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 65% of its net assets in the equity securities of such small-cap and micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Service Class commenced operations on November 8, 2005. Performance information prior to November 8, 2005 is for the Investment Class. The Institutional Class has not yet commenced operations. The returns differ only to the extent that the classes have different expenses because all Classes invest in the same portfolio of securities (the Service Class has higher expenses than the Investment Class). If Service Class's expenses had been reflected, returns prior to November 8, 2005 for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 22.91% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.11% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.11%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2001	rr_AnnualReturn2001	18.40%
Annual Return 2002	rr_AnnualReturn2002	(9.20%)
Annual Return 2003	rr_AnnualReturn2003	40.30%
Annual Return 2004	rr_AnnualReturn2004	20.20%
Annual Return 2005	rr_AnnualReturn2005	12.50%
Annual Return 2006	rr_AnnualReturn2006	14.80%
Annual Return 2007	rr_AnnualReturn2007	2.80%
Annual Return 2008	rr_AnnualReturn2008	(34.80%)
Annual Return 2009	rr_AnnualReturn2009	36.30%
Annual Return 2010	rr_AnnualReturn2010	23.90%
1 Year	rr_AverageAnnualReturnYear01	23.86%
5 Years	rr_AverageAnnualReturnYear05	5.36%
10 Years	rr_AverageAnnualReturnYear10	10.23%
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Investment Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.77%
5 Years	rr_AverageAnnualReturnYear05	4.71%
10 Years	rr_AverageAnnualReturnYear10	9.36%
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Investment Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	4.48%
10 Years	rr_AverageAnnualReturnYear10	8.80%
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_AverageAnnualReturnYear01	23.80%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	10.13%
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Royce ISI Prospectus | Royce Heritage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Heritage Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Heritage Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	(Exclusive of $50 annual trustee's fee per GiftShare Account.)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in equity securities of any market capitalization, Royce expects that a significant portion of the Fund's assets may be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion.
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries."

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Investment Class commenced operations on March 15, 2007. Performance information prior to March 15, 2007 is for the Service Class. The Institutional Class has not yet commenced operations. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 29.02% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -24.91% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.91%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Heritage Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce ISI Prospectus | Royce Heritage Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Annual Trustee's Fee - applies only to GiftShare Accounts	rr_MaximumAccountFee	50
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.29%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.28%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
1 Year	rr_AverageAnnualReturnYear01	27.71%
5 Years	rr_AverageAnnualReturnYear05	9.03%
10 Years	rr_AverageAnnualReturnYear10	10.53%
Royce ISI Prospectus | Royce Heritage Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Annual Trustee's Fee - applies only to GiftShare Accounts	rr_MaximumAccountFee	50
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.51%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.51%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Annual Return 2001	rr_AnnualReturn2001	20.50%
Annual Return 2002	rr_AnnualReturn2002	(18.90%)
Annual Return 2003	rr_AnnualReturn2003	38.10%
Annual Return 2004	rr_AnnualReturn2004	20.40%
Annual Return 2005	rr_AnnualReturn2005	8.70%
Annual Return 2006	rr_AnnualReturn2006	22.60%
Annual Return 2007	rr_AnnualReturn2007	1.20%
Annual Return 2008	rr_AnnualReturn2008	(36.20%)
Annual Return 2009	rr_AnnualReturn2009	51.80%
Annual Return 2010	rr_AnnualReturn2010	27.50%
1 Year	rr_AverageAnnualReturnYear01	27.50%
5 Years	rr_AverageAnnualReturnYear05	8.91%
10 Years	rr_AverageAnnualReturnYear10	10.46%
Royce ISI Prospectus | Royce Heritage Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.06%
5 Years	rr_AverageAnnualReturnYear05	7.80%
10 Years	rr_AverageAnnualReturnYear10	9.13%
Royce ISI Prospectus | Royce Heritage Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.45%
5 Years	rr_AverageAnnualReturnYear05	7.25%
10 Years	rr_AverageAnnualReturnYear10	8.67%
Royce ISI Prospectus | Royce Heritage Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Annual Trustee's Fee - applies only to GiftShare Accounts	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.26%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.08%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	674
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,507
Royce ISI Prospectus | Royce Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Total Return Fund's investment goals are long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in dividend-paying securities of small-cap and micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Of the more than 4,400 small-cap and micro-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small-cap and micro-cap securities.
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Service Class commenced operations on January 3, 2002, and the Institutional Class commenced operations on March 4, 2003. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class's expenses had been reflected, returns prior to January 3, 2002 for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 17.40% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.16% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.16%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Total Return Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce ISI Prospectus | Royce Total Return Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.17%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Annual Return 2001	rr_AnnualReturn2001	14.80%
Annual Return 2002	rr_AnnualReturn2002	(1.60%)
Annual Return 2003	rr_AnnualReturn2003	30.00%
Annual Return 2004	rr_AnnualReturn2004	17.50%
Annual Return 2005	rr_AnnualReturn2005	8.20%
Annual Return 2006	rr_AnnualReturn2006	14.50%
Annual Return 2007	rr_AnnualReturn2007	2.40%
Annual Return 2008	rr_AnnualReturn2008	(31.20%)
Annual Return 2009	rr_AnnualReturn2009	26.20%
Annual Return 2010	rr_AnnualReturn2010	23.50%
1 Year	rr_AverageAnnualReturnYear01	23.47%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	8.91%
Royce ISI Prospectus | Royce Total Return Fund | Investment Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.22%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	8.29%
Royce ISI Prospectus | Royce Total Return Fund | Investment Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.52%
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	7.73%
Royce ISI Prospectus | Royce Total Return Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.45%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
1 Year	rr_AverageAnnualReturnYear01	23.11%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	8.77%
Royce ISI Prospectus | Royce Total Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.04%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
1 Year	rr_AverageAnnualReturnYear01	23.56%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	9.01%
Royce ISI Prospectus | Royce Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Dividend Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Dividend Value Fund's investment goals are long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in dividend-paying securities of micro-cap, small-cap and/or mid-cap companies with market capitalization up to $5 billion that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Of the more than 4,800 micro-cap, small-cap and mid-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of micro-cap, small-cap and mid-cap securities.
Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of up to $5 billion (micro-cap, small-cap and mid-cap companies) at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of up to $5 billion (micro-cap, small-cap and mid-cap companies) at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute, and/or that the Fund will achieve its investment goals.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Investment Class commenced operations on September 14, 2007. Performance information prior to that date is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Service Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 22.51% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.49% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.49%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
Royce ISI Prospectus | Royce Dividend Value Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Royce ISI Prospectus | Royce Dividend Value Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.38%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.40%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.26%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	429
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	752
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,668
1 Year	rr_AverageAnnualReturnYear01	30.46%
5 Years	rr_AverageAnnualReturnYear05	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.23%
Royce ISI Prospectus | Royce Dividend Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.58%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.51%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	854
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,872
Annual Return 2005	rr_AnnualReturn2005	7.30%
Annual Return 2006	rr_AnnualReturn2006	19.90%
Annual Return 2007	rr_AnnualReturn2007	0.00%
Annual Return 2008	rr_AnnualReturn2008	(31.50%)
Annual Return 2009	rr_AnnualReturn2009	37.70%
Annual Return 2010	rr_AnnualReturn2010	30.10%
1 Year	rr_AverageAnnualReturnYear01	30.11%
5 Years	rr_AverageAnnualReturnYear05	8.03%
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%
Royce ISI Prospectus | Royce Dividend Value Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.78%
5 Years	rr_AverageAnnualReturnYear05	7.06%
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Royce ISI Prospectus | Royce Dividend Value Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.92%
5 Years	rr_AverageAnnualReturnYear05	6.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.70%
Royce ISI Prospectus | Royce Premier Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Premier Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Premier Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $500 million to $2.5 billion. Royce looks for companies that it considers "premier"-those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Service Class commenced operations on September 3, 2002, and the Institutional Class commenced operations on September 17, 2002. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class's expenses had been reflected, returns prior to September 3, 2002 for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 21.96% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.95% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Premier Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce ISI Prospectus | Royce Premier Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2001	rr_AnnualReturn2001	9.60%
Annual Return 2002	rr_AnnualReturn2002	(7.80%)
Annual Return 2003	rr_AnnualReturn2003	38.70%
Annual Return 2004	rr_AnnualReturn2004	22.80%
Annual Return 2005	rr_AnnualReturn2005	17.10%
Annual Return 2006	rr_AnnualReturn2006	8.80%
Annual Return 2007	rr_AnnualReturn2007	12.70%
Annual Return 2008	rr_AnnualReturn2008	(28.30%)
Annual Return 2009	rr_AnnualReturn2009	33.30%
Annual Return 2010	rr_AnnualReturn2010	26.50%
1 Year	rr_AverageAnnualReturnYear01	26.46%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	11.57%
Royce ISI Prospectus | Royce Premier Fund | Investment Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.21%
5 Years	rr_AverageAnnualReturnYear05	7.46%
10 Years	rr_AverageAnnualReturnYear10	10.88%
Royce ISI Prospectus | Royce Premier Fund | Investment Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.53%
5 Years	rr_AverageAnnualReturnYear05	6.91%
10 Years	rr_AverageAnnualReturnYear10	10.13%
Royce ISI Prospectus | Royce Premier Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
1 Year	rr_AverageAnnualReturnYear01	26.22%
5 Years	rr_AverageAnnualReturnYear05	7.96%
10 Years	rr_AverageAnnualReturnYear10	11.40%
Royce ISI Prospectus | Royce Premier Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_AverageAnnualReturnYear01	26.62%
5 Years	rr_AverageAnnualReturnYear05	8.30%
10 Years	rr_AverageAnnualReturnYear10	11.66%
Royce ISI Prospectus | Royce Special Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Special Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Special Equity Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion. The portfolio manager applies an intensive value approach in managing the Fund's assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.
Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's intensive value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Institutional Class commenced operations on July 25, 2003, and the Service Class commenced operations on October 2, 2003. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class's expenses had been reflected, returns prior to October 2, 2003 for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 20.87% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -14.91% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.91%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Special Equity Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce ISI Prospectus | Royce Special Equity Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.16%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2001	rr_AnnualReturn2001	30.70%
Annual Return 2002	rr_AnnualReturn2002	15.30%
Annual Return 2003	rr_AnnualReturn2003	27.60%
Annual Return 2004	rr_AnnualReturn2004	13.90%
Annual Return 2005	rr_AnnualReturn2005	(1.00%)
Annual Return 2006	rr_AnnualReturn2006	14.00%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	(19.60%)
Annual Return 2009	rr_AnnualReturn2009	28.40%
Annual Return 2010	rr_AnnualReturn2010	19.60%
1 Year	rr_AverageAnnualReturnYear01	19.61%
5 Years	rr_AverageAnnualReturnYear05	8.07%
10 Years	rr_AverageAnnualReturnYear10	12.33%
Royce ISI Prospectus | Royce Special Equity Fund | Investment Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.56%
5 Years	rr_AverageAnnualReturnYear05	7.19%
10 Years	rr_AverageAnnualReturnYear10	11.66%
Royce ISI Prospectus | Royce Special Equity Fund | Investment Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.82%
5 Years	rr_AverageAnnualReturnYear05	6.81%
10 Years	rr_AverageAnnualReturnYear10	10.91%
Royce ISI Prospectus | Royce Special Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.48%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	799
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,761
1 Year	rr_AverageAnnualReturnYear01	19.33%
5 Years	rr_AverageAnnualReturnYear05	7.85%
10 Years	rr_AverageAnnualReturnYear10	12.16%
Royce ISI Prospectus | Royce Special Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.04%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
1 Year	rr_AverageAnnualReturnYear01	19.69%
5 Years	rr_AverageAnnualReturnYear05	8.15%
10 Years	rr_AverageAnnualReturnYear10	12.38%
Royce ISI Prospectus | Royce Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Value Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and mid-cap companies with stock market capitalizations from $500 million to $5 billion, that it believes are trading significantly below its estimate of their current worth. The Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.
Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Institutional Class commenced operations on June 1, 2006, and the Investment Class commenced operations on March 15, 2007. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Service Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 22.83% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.16% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.16%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2001
Royce ISI Prospectus | Royce Value Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Royce ISI Prospectus | Royce Value Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
1 Year	rr_AverageAnnualReturnYear01	25.42%
5 Years	rr_AverageAnnualReturnYear05	7.78%
Since Inception	rr_AverageAnnualReturnSinceInception	12.74%
Royce ISI Prospectus | Royce Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Annual Return 2002	rr_AnnualReturn2002	(23.50%)
Annual Return 2003	rr_AnnualReturn2003	54.30%
Annual Return 2004	rr_AnnualReturn2004	30.90%
Annual Return 2005	rr_AnnualReturn2005	17.20%
Annual Return 2006	rr_AnnualReturn2006	16.80%
Annual Return 2007	rr_AnnualReturn2007	3.80%
Annual Return 2008	rr_AnnualReturn2008	(34.20%)
Annual Return 2009	rr_AnnualReturn2009	44.70%
Annual Return 2010	rr_AnnualReturn2010	25.00%
1 Year	rr_AverageAnnualReturnYear01	24.97%
5 Years	rr_AverageAnnualReturnYear05	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	12.63%
Royce ISI Prospectus | Royce Value Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.96%
5 Years	rr_AverageAnnualReturnYear05	7.13%
Since Inception	rr_AverageAnnualReturnSinceInception	11.96%
Royce ISI Prospectus | Royce Value Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	6.38%
Since Inception	rr_AverageAnnualReturnSinceInception	10.94%
Royce ISI Prospectus | Royce Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
1 Year	rr_AverageAnnualReturnYear01	25.52%
5 Years	rr_AverageAnnualReturnYear05	7.88%
Since Inception	rr_AverageAnnualReturnSinceInception	12.79%
Royce ISI Prospectus | Royce 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce 100 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce 100 Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the Service and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with stock market capitalizations up to $5 billion. Royce selects securities of approximately 100 "outstanding" micro-cap, small-cap and/or mid-cap companies-those that Royce believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in equity securities primarily issued by companies with stock market capitalizations up to $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities primarily issued by companies with stock market capitalizations up to $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of smaller-company securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of smaller-company securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Investment Class commenced operations on March 15, 2007. Performance information prior to March 15, 2007 is for the Service Class. The Institutional Class has not yet commenced operations. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Service Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 23.51% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.85% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.85%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
Royce ISI Prospectus | Royce 100 Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	9.11%
Royce ISI Prospectus | Royce 100 Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.17%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
1 Year	rr_AverageAnnualReturnYear01	25.06%
5 Years	rr_AverageAnnualReturnYear05	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	12.52%
Royce ISI Prospectus | Royce 100 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.50%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	473
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,790
Annual Return 2004	rr_AnnualReturn2004	27.20%
Annual Return 2005	rr_AnnualReturn2005	14.90%
Annual Return 2006	rr_AnnualReturn2006	13.70%
Annual Return 2007	rr_AnnualReturn2007	7.30%
Annual Return 2008	rr_AnnualReturn2008	(29.20%)
Annual Return 2009	rr_AnnualReturn2009	38.00%
Annual Return 2010	rr_AnnualReturn2010	24.80%
1 Year	rr_AverageAnnualReturnYear01	24.77%
5 Years	rr_AverageAnnualReturnYear05	8.29%
Since Inception	rr_AverageAnnualReturnSinceInception	12.43%
Royce ISI Prospectus | Royce 100 Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.56%
5 Years	rr_AverageAnnualReturnYear05	7.73%
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%
Royce ISI Prospectus | Royce 100 Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.37%
5 Years	rr_AverageAnnualReturnYear05	7.00%
Since Inception	rr_AverageAnnualReturnSinceInception	10.72%
Royce ISI Prospectus | Royce 100 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.25%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[5]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	666
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,493
Royce ISI Prospectus | Royce Focus Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Focus Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Focus Value Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund's assets may be invested in the equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $10 billion.
Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries."

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Focus Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Focus Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the Russell 2500 Index, the Fund's benchmark index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the Russell 2500 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 16.26% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -10.74% (quarter ended 6/30/10).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 12, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.74%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2009
Royce ISI Prospectus | Royce Focus Value Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.71%
Since Inception	rr_AverageAnnualReturnSinceInception	49.55%
Royce ISI Prospectus | Royce Focus Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.70%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.96%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[6]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,015
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,248
Annual Return 2010	rr_AnnualReturn2010	15.20%
1 Year	rr_AverageAnnualReturnYear01	15.16%
Since Inception	rr_AverageAnnualReturnSinceInception	36.15%
Royce ISI Prospectus | Royce Focus Value Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.60%
Since Inception	rr_AverageAnnualReturnSinceInception	35.07%
Royce ISI Prospectus | Royce Focus Value Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.40%
Since Inception	rr_AverageAnnualReturnSinceInception	30.80%
Royce ISI Prospectus | Royce Partners Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Partners Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Partners Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund's assets may be invested in the equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $10 billion.
Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries."

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Partners Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Partners Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the Russell 2500 Index, the Fund's benchmark index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the Russell 2500 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 15.54% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -9.91% (quarter ended 6/30/10).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.91%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2009
Royce ISI Prospectus | Royce Partners Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.71%
Since Inception	rr_AverageAnnualReturnSinceInception	38.30%
Royce ISI Prospectus | Royce Partners Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.47%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.76%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.23%)	[7]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.53%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,319
Annual Return 2010	rr_AnnualReturn2010	18.70%
1 Year	rr_AverageAnnualReturnYear01	18.74%
Since Inception	rr_AverageAnnualReturnSinceInception	20.76%
Royce ISI Prospectus | Royce Partners Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.59%
Since Inception	rr_AverageAnnualReturnSinceInception	20.06%
Royce ISI Prospectus | Royce Partners Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
Since Inception	rr_AverageAnnualReturnSinceInception	17.54%
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Special Equity Multi-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Special Equity Multi-Cap Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations on January 3, 2011, no portfolio turnover rate is included in this prospectus.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in equity securities. The portfolio manager applies an intensive value approach in managing the Fund's assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.
Normally, the Fund invests at least 80% of its net assets in equity securities. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund's assets may be invested in the equity securities of mid- and larger-cap companies with market capitalizations of more than $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund's assets may be invested in the equity securities of mid- and larger-cap companies with market capitalizations of more than $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Special Equity Multi-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing exclusively in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
The Fund's intensive value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Special Equity Multi-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund commenced operations on January 3, 2011, it did not have any historical performance as of December 31, 2010, and therefore no return information is included in this Prospectus. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on January 3, 2011, it did not have any historical performance as of December 31, 2010, and therefore no return information is included in this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.52%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[8]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.39%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.27%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[10]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.24%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.27%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[10]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.04%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Royce ISI Prospectus | Royce Low-Priced Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Low-Priced Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Low-Priced Stock Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the low-priced equity securities of small-cap and micro-cap companies. We define as low-priced those companies whose average cost per share in the Fund's portfolio is less than $25. Institutional investors generally do not make very low-priced equities (those trading at $10 or less per share) an area of their focus, and they may receive only limited broker research coverage. These conditions create opportunities to find securities with what Royce believes are strong financial characteristics trading significantly below its estimate of their current worth. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries."

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of low-priced, small-cap and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced smaller companies, larger-cap companies or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Institutional Class commenced operations on January 3, 2006, and the Investment Class commenced operations on March 15, 2007. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 27.66% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -25.89% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.89%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Low-Priced Stock Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.13%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.30%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.28%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	711
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,566
1 Year	rr_AverageAnnualReturnYear01	31.77%
5 Years	rr_AverageAnnualReturnYear05	9.72%
10 Years	rr_AverageAnnualReturnYear10	11.57%
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.13%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.64%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.53%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	507
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,934
Annual Return 2001	rr_AnnualReturn2001	25.10%
Annual Return 2002	rr_AnnualReturn2002	(16.30%)
Annual Return 2003	rr_AnnualReturn2003	44.00%
Annual Return 2004	rr_AnnualReturn2004	13.60%
Annual Return 2005	rr_AnnualReturn2005	9.70%
Annual Return 2006	rr_AnnualReturn2006	19.00%
Annual Return 2007	rr_AnnualReturn2007	2.30%
Annual Return 2008	rr_AnnualReturn2008	(36.00%)
Annual Return 2009	rr_AnnualReturn2009	53.60%
Annual Return 2010	rr_AnnualReturn2010	31.50%
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	9.50%
10 Years	rr_AverageAnnualReturnYear10	11.45%
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.26%
5 Years	rr_AverageAnnualReturnYear05	8.45%
10 Years	rr_AverageAnnualReturnYear10	10.71%
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.76%
5 Years	rr_AverageAnnualReturnYear05	7.93%
10 Years	rr_AverageAnnualReturnYear10	10.03%
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.13%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.22%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.22%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
1 Year	rr_AverageAnnualReturnYear01	31.82%
5 Years	rr_AverageAnnualReturnYear05	9.80%
10 Years	rr_AverageAnnualReturnYear10	11.61%
Royce ISI Prospectus | Royce Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Opportunity Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion, in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities.
Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations up to $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets in foreign securities.
Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
The Fund's opportunistic value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Service Class commenced operations on May 22, 2000, and the Institutional Class commenced operations on December 12, 2001. Performance information prior to these dates is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses (the Service Class has higher expenses than the Investment Class). If Service Class's expenses had been reflected, returns prior to May 22, 2000 for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 36.91% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -36.30% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.30%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Opportunity Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce ISI Prospectus | Royce Opportunity Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.18%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Annual Return 2001	rr_AnnualReturn2001	17.30%
Annual Return 2002	rr_AnnualReturn2002	(17.00%)
Annual Return 2003	rr_AnnualReturn2003	72.90%
Annual Return 2004	rr_AnnualReturn2004	17.50%
Annual Return 2005	rr_AnnualReturn2005	4.80%
Annual Return 2006	rr_AnnualReturn2006	18.80%
Annual Return 2007	rr_AnnualReturn2007	(2.00%)
Annual Return 2008	rr_AnnualReturn2008	(45.70%)
Annual Return 2009	rr_AnnualReturn2009	62.10%
Annual Return 2010	rr_AnnualReturn2010	33.80%
1 Year	rr_AverageAnnualReturnYear01	33.78%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	11.00%
Royce ISI Prospectus | Royce Opportunity Fund | Investment Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.78%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	9.93%
Royce ISI Prospectus | Royce Opportunity Fund | Investment Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.95%
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	9.52%
Royce ISI Prospectus | Royce Opportunity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.47%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
1 Year	rr_AverageAnnualReturnYear01	33.41%
5 Years	rr_AverageAnnualReturnYear05	6.28%
10 Years	rr_AverageAnnualReturnYear10	10.77%
Royce ISI Prospectus | Royce Opportunity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
1 Year	rr_AverageAnnualReturnYear01	34.07%
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	11.10%
Royce ISI Prospectus | Royce Value Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Value Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Value Plus Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Consistent with Royce's value approach to investing, the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. The Fund also gives consideration to those companies that Royce believes have above-average growth prospects.
Normally, the Fund invests at least 80% of its net assets in equity securities of such micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities of such micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Institutional Class commenced operations on May 10, 2006, and the Investment Class commenced operations on March 15, 2007. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Service Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -28.98% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.98%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2001
Royce ISI Prospectus | Royce Value Plus Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Royce ISI Prospectus | Royce Value Plus Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.98%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
1 Year	rr_AverageAnnualReturnYear01	20.25%
5 Years	rr_AverageAnnualReturnYear05	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	13.56%
Royce ISI Prospectus | Royce Value Plus Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.98%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Annual Return 2002	rr_AnnualReturn2002	(14.70%)
Annual Return 2003	rr_AnnualReturn2003	79.90%
Annual Return 2004	rr_AnnualReturn2004	28.20%
Annual Return 2005	rr_AnnualReturn2005	13.20%
Annual Return 2006	rr_AnnualReturn2006	19.30%
Annual Return 2007	rr_AnnualReturn2007	3.20%
Annual Return 2008	rr_AnnualReturn2008	(41.10%)
Annual Return 2009	rr_AnnualReturn2009	41.40%
Annual Return 2010	rr_AnnualReturn2010	19.70%
1 Year	rr_AverageAnnualReturnYear01	19.70%
5 Years	rr_AverageAnnualReturnYear05	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	13.40%
Royce ISI Prospectus | Royce Value Plus Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.66%
5 Years	rr_AverageAnnualReturnYear05	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	12.68%
Royce ISI Prospectus | Royce Value Plus Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.87%
5 Years	rr_AverageAnnualReturnYear05	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	11.63%
Royce ISI Prospectus | Royce Value Plus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.98%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
1 Year	rr_AverageAnnualReturnYear01	20.25%
5 Years	rr_AverageAnnualReturnYear05	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception	13.57%
Royce ISI Prospectus | Royce Micro-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Micro-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Micro-Cap Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of micro-cap companies, a universe of more than 3,000 companies with stock market capitalizations up to $500 million. Using its value approach, Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.
Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries."

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index and the Russell Microcap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe. The Service Class commenced operations on August 20, 2002. Performance information prior to that date is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class's expenses had been reflected, returns prior to August 20, 2002 for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex
The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index and the Russell Microcap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 30.69% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.46% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.46%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Micro-Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce ISI Prospectus | Royce Micro-Cap Fund | Russell Microcap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.89%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Royce ISI Prospectus | Royce Micro-Cap Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.54%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.54%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Annual Return 2001	rr_AnnualReturn2001	23.10%
Annual Return 2002	rr_AnnualReturn2002	(13.40%)
Annual Return 2003	rr_AnnualReturn2003	52.60%
Annual Return 2004	rr_AnnualReturn2004	15.80%
Annual Return 2005	rr_AnnualReturn2005	11.50%
Annual Return 2006	rr_AnnualReturn2006	22.30%
Annual Return 2007	rr_AnnualReturn2007	7.10%
Annual Return 2008	rr_AnnualReturn2008	(40.90%)
Annual Return 2009	rr_AnnualReturn2009	55.70%
Annual Return 2010	rr_AnnualReturn2010	30.10%
1 Year	rr_AverageAnnualReturnYear01	30.06%
5 Years	rr_AverageAnnualReturnYear05	9.39%
10 Years	rr_AverageAnnualReturnYear10	12.64%
Royce ISI Prospectus | Royce Micro-Cap Fund | Investment Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.65%
5 Years	rr_AverageAnnualReturnYear05	7.88%
10 Years	rr_AverageAnnualReturnYear10	11.38%
Royce ISI Prospectus | Royce Micro-Cap Fund | Investment Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.78%
5 Years	rr_AverageAnnualReturnYear05	7.54%
10 Years	rr_AverageAnnualReturnYear10	10.82%
Royce ISI Prospectus | Royce Micro-Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.82%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[11]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.70%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	561
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	974
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
1 Year	rr_AverageAnnualReturnYear01	29.85%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	12.53%
Royce ISI Prospectus | Royce Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Discovery Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Discovery Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of micro-cap companies with stock market capitalizations up to $500 million. Royce's proprietary model for the Fund uses quantitative fundamental factors to make purchase and sale recommendations for the Fund's portfolio. Such model-generated recommendations are then evaluated by the Fund's portfolio managers using both quantitative and qualitative portfolio analysis before investment decisions are implemented by the Fund's portfolio managers. The model and the Fund's portfolio managers use Royce's value approach, focusing on such factors as balance sheet quality, cash flow levels and various other measures of a company's profitability.
Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Discovery Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The Fund is dependent on Royce for its success, and Royce in turn relies on both its proprietary model and the Fund's portfolio managers. To the extent that the market for micro-cap securities does not reward those factors utilized by the model, the performance of the Fund may be negatively affected.
The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Discovery Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund's benchmark index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 26.25% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -22.49% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.49%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2003
Royce ISI Prospectus | Royce Discovery Fund | Russell Microcap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	28.89%
5 Years	rr_AverageAnnualReturnYear05	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Royce ISI Prospectus | Royce Discovery Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.79%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.04%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.55%)	[12]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,277
Annual Return 2004	rr_AnnualReturn2004	13.30%
Annual Return 2005	rr_AnnualReturn2005	7.60%
Annual Return 2006	rr_AnnualReturn2006	16.80%
Annual Return 2007	rr_AnnualReturn2007	(7.40%)
Annual Return 2008	rr_AnnualReturn2008	(35.10%)
Annual Return 2009	rr_AnnualReturn2009	25.90%
Annual Return 2010	rr_AnnualReturn2010	19.60%
1 Year	rr_AverageAnnualReturnYear01	19.63%
5 Years	rr_AverageAnnualReturnYear05	1.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Royce ISI Prospectus | Royce Discovery Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.63%
5 Years	rr_AverageAnnualReturnYear05	0.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Royce ISI Prospectus | Royce Discovery Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Years	rr_AverageAnnualReturnYear05	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Royce ISI Prospectus | Royce SMid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce SMid-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce SMid-Cap Value Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and mid-cap companies with market capitalizations from $500 million to $10 billion that Royce believes are trading significantly below its estimate of their current worth. The Fund generally seeks to invest in securities of companies that have excellent business strengths, high internal rates of return and exhibit above-average prospects.
Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries."

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce SMid-Cap Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce SMid-Cap Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the Russell 2500 Index, the Fund's benchmark index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the Russell 2500 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 21.27% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.36% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.36%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Royce ISI Prospectus | Royce SMid-Cap Value Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.71%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Royce ISI Prospectus | Royce SMid-Cap Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.15%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.40%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[12]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,277
Annual Return 2008	rr_AnnualReturn2008	(29.30%)
Annual Return 2009	rr_AnnualReturn2009	28.70%
Annual Return 2010	rr_AnnualReturn2010	26.00%
1 Year	rr_AverageAnnualReturnYear01	25.99%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Royce ISI Prospectus | Royce SMid-Cap Value Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.99%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Royce ISI Prospectus | Royce SMid-Cap Value Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.89%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Royce ISI Prospectus | Royce Mid-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Mid-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Mid-Cap Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of mid-cap companies with market capitalizations from $2.5 billion to $15 billion that Royce believes are trading significantly below its estimate of their current worth. The Fund generally seeks to invest in securities of companies that have excellent business strengths, high internal rates of return and exhibit above-average prospects. The Fund seeks to accomplish its objectives by (i) employing a disciplined value approach that examines the financial and operating dynamics of a business in an attempt to identify companies whose market value differs from Royce's assessment of its intrinsic/business or current worth and, (ii) identifying what Royce believes are opportunistic situations for such undervalued companies. Such opportunistic situations may include turnarounds, companies with interrupted earnings patterns, companies with unrecognized asset values, and companies with misplaced investor concerns or underappreciated potential.
Normally, the Fund invests at least 80% of its net assets in equity securities of such mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities of such mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Mid-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2010, the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Mid-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
In addition, as of December 31, 2010, the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the Russell Midcap Index, the Fund's benchmark index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the Russell Midcap Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 13.82% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -10.76% (quarter ended 6/30/10).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.76%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Royce ISI Prospectus | Royce Mid-Cap Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.48%
Since Inception	rr_AverageAnnualReturnSinceInception	25.48%
Royce ISI Prospectus | Royce Mid-Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.39%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.64%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[13]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	525
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	978
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,234
Annual Return 2010	rr_AnnualReturn2010	18.60%
1 Year	rr_AverageAnnualReturnYear01	18.60%
Since Inception	rr_AverageAnnualReturnSinceInception	18.60%
Royce ISI Prospectus | Royce Mid-Cap Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.60%
Since Inception	rr_AverageAnnualReturnSinceInception	18.60%
Royce ISI Prospectus | Royce Mid-Cap Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.09%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
Royce ISI Prospectus | Royce European Smaller-Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce European Smaller-Companies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce European Smaller-Companies Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies located in Europe, i.e., companies that are headquartered, organized and/or whose stock principally trades in Europe, with market capitalizations up to $5 billion. Royce invests the Fund's assets in companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of companies that are located in Europe with market capitalizations up to $5 billion at the time of investment. From time to time, a substantial portion of the Fund's assets may be invested in European companies located in a single country. No more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries." Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in the equity securities of companies that are located in Europe with market capitalizations up to $5 billion at the time of investment. From time to time, a substantial portion of the Fund's assets may be invested in European companies located in a single country. No more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries."

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce European Smaller-Companies Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce European Smaller-Companies Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI Europe Small Core Index and the Russell Europe Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex
The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI Europe Small Core Index and the Russell Europe Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 34.11% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -28.83% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.83%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
Royce ISI Prospectus | Royce European Smaller-Companies Fund | MSCI Europe Small Core Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.47%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.57%)
Royce ISI Prospectus | Royce European Smaller-Companies Fund | Russell Europe Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.59%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.51%)
Royce ISI Prospectus | Royce European Smaller-Companies Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.07%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.67%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[14]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.79%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	626
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,096
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,397
Annual Return 2007	rr_AnnualReturn2007	1.40%
Annual Return 2008	rr_AnnualReturn2008	(46.40%)
Annual Return 2009	rr_AnnualReturn2009	57.70%
Annual Return 2010	rr_AnnualReturn2010	35.20%
1 Year	rr_AverageAnnualReturnYear01	35.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Royce ISI Prospectus | Royce European Smaller-Companies Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Royce ISI Prospectus | Royce European Smaller-Companies Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Royce ISI Prospectus | Royce Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Global Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Global Value Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for Service Class in year one and for all years for Investment Class) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that generally a significant portion of the Fund's assets will be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. The Fund may invest in other investment companies that invest in equity securities.
Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund's assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund's investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund's assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund's investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. (Service Class used for illustrative purposes—returns differ by Class.) The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI WORLD Small Core Index and the Russell Global Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe. The Investment Class commenced operations on September 1, 2010. Returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. (Service Class used for illustrative purposes—returns differ by Class.)
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex
The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI WORLD Small Core Index and the Russell Global Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 30.22% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.01% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.01%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
Royce ISI Prospectus | Royce Global Value Fund | MSCI World Small Core Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.13%
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Royce ISI Prospectus | Royce Global Value Fund | Russell Global Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Royce ISI Prospectus | Royce Global Value Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.82%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.16%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[15]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.53%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	599
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,367
Royce ISI Prospectus | Royce Global Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.93%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[15]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.78%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	592
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,028
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,242
Annual Return 2007	rr_AnnualReturn2007	14.30%
Annual Return 2008	rr_AnnualReturn2008	(39.90%)
Annual Return 2009	rr_AnnualReturn2009	61.90%
Annual Return 2010	rr_AnnualReturn2010	35.70%
1 Year	rr_AverageAnnualReturnYear01	35.69%
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
Royce ISI Prospectus | Royce Global Value Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.57%
Since Inception	rr_AverageAnnualReturnSinceInception	10.57%
Royce ISI Prospectus | Royce Global Value Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.34%
Since Inception	rr_AverageAnnualReturnSinceInception	9.25%
Royce ISI Prospectus | Royce International Smaller-Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce International Smaller-Companies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce International Smaller-Companies Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in equity securities issued by non-U.S. ("international") companies located outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States, with market capitalizations up to $5 billion. Royce invests the Fund's assets in companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of companies with market capitalizations up to $5 billion at the time of investment, and at least 65% of the Fund's net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund's assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund's international investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any international securities that it purchases.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in the equity securities of companies with market capitalizations up to $5 billion at the time of investment, and at least 65% of the Fund's net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund's assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund's international investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce International Smaller-Companies Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.
The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce International Smaller-Companies Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the MSCI World ex USA Small Core Index and the Russell Global ex-U.S. Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex
The Annualized Total Returns table shows how the Fund's cumulative total return since its inception compares with that of the MSCI World ex USA Small Core Index and the Russell Global ex-U.S. Small Cap Index, the Fund's new benchmark,which was chosen because it better reflects the Fund's security selection universe.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 33.17% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -10.30% (quarter ended 3/31/09).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.30%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Royce ISI Prospectus | Royce International Smaller-Companies Fund | MSCI World ex USA Small Core Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Royce ISI Prospectus | Royce International Smaller-Companies Fund | Russell Global ex-U.S. Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Royce ISI Prospectus | Royce International Smaller-Companies Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.85%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.40%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[14]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	611
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,071
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,345
Annual Return 2009	rr_AnnualReturn2009	50.30%
Annual Return 2010	rr_AnnualReturn2010	26.50%
1 Year	rr_AverageAnnualReturnYear01	26.45%
Since Inception	rr_AverageAnnualReturnSinceInception	12.01%
Royce ISI Prospectus | Royce International Smaller-Companies Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.69%
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%
Royce ISI Prospectus | Royce International Smaller-Companies Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.79%
Since Inception	rr_AverageAnnualReturnSinceInception	10.26%
Royce ISI Prospectus | Royce Global Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Global Dividend Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Global Dividend Value Fund's investment goals are long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations on January 3, 2011, no portfolio turnover rate is included in this prospectus.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in dividend-paying securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Investing in such securities may tend to stabilize the volatility inherent in the prices of micro-cap, small-cap and mid-cap securities.
Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of up to $5 billion (micro-cap, small-cap and mid-cap companies) at the time of investment. The Fund may invest in other investment companies that invest in equity securities.
Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund's assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund's investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of up to $5 billion (micro-cap, small-cap and mid-cap companies) at the time of investment. The Fund may invest in other investment companies that invest in equity securities.
Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund's assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund's investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Global Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute, and/or that the Fund will achieve its investment goals.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investments in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Global Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund commenced operations on January 3, 2011, it did not have any historical performance as of December 31, 2010, and therefore no return information is included in this Prospectus. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on January 3, 2011, it did not have any historical performance as of December 31, 2010, and therefore no return information is included in this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Royce ISI Prospectus | Royce Global Dividend Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[16]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.07%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[17]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.88%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Royce ISI Prospectus | Royce International Premier Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce International Premier Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce International Premier Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations on January 3, 2011, no portfolio turnover rate is included in this prospectus.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $500 million to $2.5 billion, issued by non-U.S. ("international") companies, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. Royce looks for companies that it considers "premier"—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. The Fund may invest in other investment companies that invest in equity securities.
Under normal market circumstances, at least 65% of the Fund's net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund's assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund's international investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. The Fund may invest in other investment companies that invest in equity securities.
Under normal market circumstances, at least 65% of the Fund's net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund's assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund's international investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce International Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investments in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce International Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund commenced operations on January 3, 2011, it did not have any historical performance as of December 31, 2010, and therefore no return information is included in this Prospectus. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on January 3, 2011, it did not have any historical performance as of December 31, 2010, and therefore no return information is included in this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Royce ISI Prospectus | Royce International Premier Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[16]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.07%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[17]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.88%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Royce ISI Prospectus | Royce International Micro-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce International Micro-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce International Micro-Cap Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund commenced operations on January 3, 2011, no portfolio turnover rate is included in this prospectus.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in equity securities of micro-cap companies, those with stock market capitalizations up to $500 million, issued by non-U.S. ("international") companies located outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. Using its value approach, Royce generally focuses on micro-cap companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. The Fund may invest in other investment companies that invest in equity securities.
Normally, the Fund invests at least 80% of its net assets in the equity securities of companies with stock market capitalizations up to $500 million, and at least 65% of the Fund's net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund's assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund's international investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in the equity securities of companies with stock market capitalizations up to $500 million, and at least 65% of the Fund's net assets will be invested in the equity securities of international companies located in at least three different countries. From time to time, a substantial portion of the Fund's assets may be invested in international companies that are located in a single country. Although there are no geographic limits on the Fund's international investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce International Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce International Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund commenced operations on January 3, 2011, it did not have any historical performance as of December 31, 2010, and therefore no return information is included in this Prospectus. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on January 3, 2011, it did not have any historical performance as of December 31, 2010, and therefore no return information is included in this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Royce ISI Prospectus | Royce International Micro-Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[16]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.12%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[17]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.88%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Royce ISI Prospectus | Royce Financial Services Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Financial Services Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Financial Services Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that are "principally" engaged in the financial services industry. Examples of such companies include: commercial and industrial banks, savings and loan associations, companies engaged in consumer and industrial finance, insurance, securities brokerage and investment management, other financial intermediaries and firms that primarily serve the financial services industry. Royce selects securities issued by companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Although the Fund normally focuses on securities of financial services companies with market capitalizations up to $5 billion, it may invest an equal or greater percentage of its assets in securities of larger-cap companies. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors.
Normally, the Fund invests at least 80% of its net assets in the equity securities of companies "principally" engaged in the financial services industry. For these purposes, a company is deemed to be principally engaged in the financial services industry if at least 50% of its consolidated assets, revenues or net income are committed to, or are derived from, financial services-related activities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in the equity securities of companies "principally" engaged in the financial services industry. For these purposes, a company is deemed to be principally engaged in the financial services industry if at least 50% of its consolidated assets, revenues or net income are committed to, or are derived from, financial services-related activities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Financial Services Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The Fund focuses its investments in companies within the financial services industry. As a result, the Fund is subject to certain risks associated with this industry, including, among other things, changes in government regulations, interest rate levels and general economic conditions.
The prices of micro-cap, small-cap and mid-cap companies are also generally more volatile, and their markets are less liquid, relative to larger-cap securities. Therefore, an investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from both non-financial services funds and funds investing in larger-cap companies.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund's portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.
The Fund is not a complete investment program. Rather, it is designed for long-term investors who can accept the risks of investing in a fund with common stock holdings primarily in smaller-cap financial services companies.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Financial Services Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index, and the financial services sector of the Russell 2500 Index of micro-cap, small-cap and mid-cap companies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex
The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index, and the financial services sector of the Russell 2500 Index of micro-cap, small-cap and mid-cap companies.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 24.74% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.10% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.10%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
Royce ISI Prospectus | Royce Financial Services Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Royce ISI Prospectus | Royce Financial Services Fund | Russell 2500 Financial Services Sector
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.12%
5 Years	rr_AverageAnnualReturnYear05	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Royce ISI Prospectus | Royce Financial Services Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.69%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.12%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[6]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.67%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,098
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,416
Annual Return 2004	rr_AnnualReturn2004	15.10%
Annual Return 2005	rr_AnnualReturn2005	12.20%
Annual Return 2006	rr_AnnualReturn2006	24.80%
Annual Return 2007	rr_AnnualReturn2007	(4.70%)
Annual Return 2008	rr_AnnualReturn2008	(35.40%)
Annual Return 2009	rr_AnnualReturn2009	32.10%
Annual Return 2010	rr_AnnualReturn2010	18.50%
1 Year	rr_AverageAnnualReturnYear01	18.45%
5 Years	rr_AverageAnnualReturnYear05	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Royce ISI Prospectus | Royce Financial Services Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.19%
5 Years	rr_AverageAnnualReturnYear05	3.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Royce ISI Prospectus | Royce Financial Services Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.33%
5 Years	rr_AverageAnnualReturnYear05	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Royce ISI Prospectus | Royce Select Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Select Fund I
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Royce Select Fund I, a fund designed for "qualified investors," is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has an 18.96% pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, may invest the Fund's assets in both long and short positions in equity securities. The long portion of the Fund's portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. Royce selects these securities from a universe of more than 4,800 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security.
Normally, the Fund invests at least 80% of its net assets in equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds ("ETFs") that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company's securities, or an ETF, are otherwise over-priced. The short portion of the Fund's portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return. Royce is responsible for paying certain of the Fund's other ordinary operating expenses. Only persons who are "qualified investors" (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Select Fund I is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a "short squeeze" could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a "short squeeze" is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities' lower trading volumes.
Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders. The Fund's borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Select Fund I is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 26.74% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -21.87% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce ISI Prospectus | Royce Select Fund I | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce ISI Prospectus | Royce Select Fund I | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	2.37%	[18]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on securities sold short	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	2.38%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	581
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,070
Annual Return 2001	rr_AnnualReturn2001	24.50%
Annual Return 2002	rr_AnnualReturn2002	(15.80%)
Annual Return 2003	rr_AnnualReturn2003	48.70%
Annual Return 2004	rr_AnnualReturn2004	19.10%
Annual Return 2005	rr_AnnualReturn2005	10.90%
Annual Return 2006	rr_AnnualReturn2006	15.00%
Annual Return 2007	rr_AnnualReturn2007	10.70%
Annual Return 2008	rr_AnnualReturn2008	(25.90%)
Annual Return 2009	rr_AnnualReturn2009	39.60%
Annual Return 2010	rr_AnnualReturn2010	18.20%
1 Year	rr_AverageAnnualReturnYear01	18.15%
5 Years	rr_AverageAnnualReturnYear05	9.24%
10 Years	rr_AverageAnnualReturnYear10	12.34%
Royce ISI Prospectus | Royce Select Fund I | Investment Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.77%
5 Years	rr_AverageAnnualReturnYear05	7.83%
10 Years	rr_AverageAnnualReturnYear10	10.63%
Royce ISI Prospectus | Royce Select Fund I | Investment Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.94%
5 Years	rr_AverageAnnualReturnYear05	7.57%
10 Years	rr_AverageAnnualReturnYear10	10.32%
Royce ISI Prospectus | Royce Select Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Select Fund II
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Royce Select Fund II, a fund designed for "qualified investors," is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 19.76% pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, may invest the Fund's assets in both long and short positions in equity securities. The long portion of the Fund's portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. Royce selects these securities from a universe of more than 4,800 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce considers balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security. Royce may also attempt to take advantage of what it believes are opportunistic situations for undervalued securities, such as turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies.
Normally, the Fund invests at least 80% of its net assets in U.S. and/or foreign equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $5 billion. Royce defines "foreign" as those equity securities of companies "located" outside of the United States. A company is deemed to be "located" outside of the United States if its country of organization, its headquarters and/or the principal trading market of its stock are located outside of the United States. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 35% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds ("ETFs") that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company's securities, or an ETF, are otherwise over-priced. The short portion of the Fund's portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return. Royce is responsible for paying certain of the Fund's other operating expenses. Only persons who are "qualified investors" (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in U.S. and/or foreign equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $5 billion. Royce defines "foreign" as those equity securities of companies "located" outside of the United States. A company is deemed to be "located" outside of the United States if its country of organization, its headquarters and/or the principal trading market of its stock are located outside of the United States. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 35% of its net assets in the securities of companies that are headquartered in "developing countries."

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Select Fund II is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a "short squeeze" could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a "short squeeze" is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities' lower trading volumes.
Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
The Fund's borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Select Fund II is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 32.86% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.13% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.13%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2005
Royce ISI Prospectus | Royce Select Fund II | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Royce ISI Prospectus | Royce Select Fund II | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	2.47%	[19]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on securities sold short	rr_Component1OtherExpensesOverAssets	0.10%
Other	rr_Component2OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	2.80%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	788
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,512
Annual Return 2006	rr_AnnualReturn2006	19.80%
Annual Return 2007	rr_AnnualReturn2007	(5.50%)
Annual Return 2008	rr_AnnualReturn2008	(33.40%)
Annual Return 2009	rr_AnnualReturn2009	66.60%
Annual Return 2010	rr_AnnualReturn2010	21.00%
1 Year	rr_AverageAnnualReturnYear01	20.96%
5 Years	rr_AverageAnnualReturnYear05	8.72%
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%
Royce ISI Prospectus | Royce Select Fund II | Investment Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.75%
5 Years	rr_AverageAnnualReturnYear05	7.79%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Royce ISI Prospectus | Royce Select Fund II | Investment Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.88%
5 Years	rr_AverageAnnualReturnYear05	7.05%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
Royce ISI Prospectus | Royce Global Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Global Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Royce Global Select Fund, a fund designed for "qualified investors," is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 27.20% pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, may invest the Fund's assets in both long and short positions in equity securities. The long portion of the Fund's portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. Royce selects these securities from a universe of more than 4,800 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security.
Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three countries outside of the United States, i.e., countries that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund's assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. No more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds ("ETFs") that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company's securities, or an ETF, are otherwise overpriced. The short portion of the Fund's portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return. Royce is responsible for paying certain of the Fund's other ordinary operating expenses. Only persons who are "qualified investors" (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such performance fee) may invest in the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three countries outside of the United States, i.e., countries that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund's assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. No more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Global Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands the securities to be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a "short squeeze" could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a "short squeeze" is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities' lower trading volumes.
Short-sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that is able to pass through to shareholders.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
The Fund's borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased by borrowed funds.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Global Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI World Small Core Index and the Russell Global Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex
The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI World Small Core Index and the Russell Global Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 23.54% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.04% (quarter ended 9/30/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.04%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2005
Royce ISI Prospectus | Royce Global Select Fund | MSCI World Small Core Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.13%
5 Years	rr_AverageAnnualReturnYear05	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
Royce ISI Prospectus | Royce Global Select Fund | Russell Global Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.30%
5 Years	rr_AverageAnnualReturnYear05	5.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Royce ISI Prospectus | Royce Global Select Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	3.40%	[20]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on securities sold short	rr_Component1OtherExpensesOverAssets	0.05%
Other	rr_Component2OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	3.53%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	395
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	590
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	801
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,414
Annual Return 2006	rr_AnnualReturn2006	19.40%
Annual Return 2007	rr_AnnualReturn2007	18.20%
Annual Return 2008	rr_AnnualReturn2008	(34.40%)
Annual Return 2009	rr_AnnualReturn2009	56.10%
Annual Return 2010	rr_AnnualReturn2010	33.20%
1 Year	rr_AverageAnnualReturnYear01	33.21%
5 Years	rr_AverageAnnualReturnYear05	14.00%
Since Inception	rr_AverageAnnualReturnSinceInception	16.02%
Royce ISI Prospectus | Royce Global Select Fund | Investment Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.09%
5 Years	rr_AverageAnnualReturnYear05	13.15%
Since Inception	rr_AverageAnnualReturnSinceInception	15.24%
Royce ISI Prospectus | Royce Global Select Fund | Investment Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.58%
5 Years	rr_AverageAnnualReturnYear05	11.77%
Since Inception	rr_AverageAnnualReturnSinceInception	13.69%
Royce ISI Prospectus | Royce SMid-Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce SMid-Cap Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Royce SMid-Cap Select Fund, a fund designed for "qualified investors," is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 166% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	166.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5.60% pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, may invest the Fund's assets in both long and short positions in equity securities. The long portion of the Fund's portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of small-cap and mid-cap companies with market capitalizations from $500 million to $10 billion that Royce believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security.
Normally, the Fund invests at least 80% of its net assets in equity securities of small-cap and mid-cap companies with market capitalizations between $500 million and $10 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds ("ETFs") that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company's securities, or an ETF, are otherwise over-priced. The short portion of the Fund's portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return. Royce is responsible for paying certain of the Fund's other ordinary operating expenses. Only persons who are "qualified investors" (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities of small-cap and mid-cap companies with market capitalizations between $500 million and $10 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce SMid-Cap Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands the securities to be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a "short squeeze" could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a "short squeeze" is significantly higher when the Fund is seeking to close out a short position in a small-cap and/or mid-cap security than it would be for a larger-cap security because of such securities' lower trading volume.
Short-sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that is able to pass through to shareholders.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
The Fund's borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased by borrowed funds.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce SMid-Cap Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with that of the Russell 2500 Index, the Fund's benchmark index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with that of the Russell 2500 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 13.17% (quarter ended 9/30/09) and the lowest return for a calendar quarter was -15.32% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.32%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Royce ISI Prospectus | Royce SMid-Cap Select Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.71%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Royce ISI Prospectus | Royce SMid-Cap Select Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.70%	[21]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on securities sold short	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	0.71%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	363
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	804
Annual Return 2008	rr_AnnualReturn2008	(25.50%)
Annual Return 2009	rr_AnnualReturn2009	23.10%
Annual Return 2010	rr_AnnualReturn2010	17.20%
1 Year	rr_AverageAnnualReturnYear01	17.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Royce ISI Prospectus | Royce SMid-Cap Select Fund | Investment Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Royce ISI Prospectus | Royce SMid-Cap Select Fund | Investment Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Royce ISI Prospectus | Royce Opportunity Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Opportunity Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Royce Opportunity Select Fund, a fund designed for "qualified investors," is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the inception-to-date period, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 32.08% pre-fee high watermark return in year one and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, may invest the Fund's assets in both long and short positions in equity securities. The long portion of the Fund's portfolio is invested primarily in a limited number (generally less than 100) of the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion, in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies.
Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.
The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds ("ETFs") that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company's securities, or an ETF, are otherwise over-priced. The short portion of the Fund's portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high watermark total return. Royce is responsible for paying certain of the Fund's other operating expenses. Only persons who are "qualified investors" (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Opportunity Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund must borrow the security sold short to make delivery to the buyer and is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a "short squeeze" could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a "short squeeze" is significantly higher when the Fund is seeking to close out a short position in a micro-cap, small-cap or mid-cap security than it would be for a larger-cap security because of such securities' lower trading volumes.
Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
The Fund's borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds.
The Fund's opportunistic approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Opportunity Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund had less than one year of performance as of December 31, 2010, it did not have any historical performance as of that date, and therefore no return information is included in this Prospectus. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess
Because the Fund had less than one year of performance as of December 31, 2010, it did not have any historical performance as of that date, and therefore no return information is included in this Prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Royce ISI Prospectus | Royce Opportunity Select Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	4.01%	[22]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on securities sold short	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	4.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	457
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	807
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,336
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Pennsylvania Mutual Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Pennsylvania Mutual Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the K Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and micro-cap companies (those with market capitalizations up to $2.5 billion) that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. The Fund generally invests in companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.
Normally, the Fund invests at least 65% of its net assets in the equity securities of such small-cap and micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 65% of its net assets in the equity securities of such small-cap and micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for the Consultant Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 22.56% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.40% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.40%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.87%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	190
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Annual Return 2001	rr_AnnualReturn2001	17.50%
Annual Return 2002	rr_AnnualReturn2002	(10.10%)
Annual Return 2003	rr_AnnualReturn2003	38.70%
Annual Return 2004	rr_AnnualReturn2004	19.10%
Annual Return 2005	rr_AnnualReturn2005	11.30%
Annual Return 2006	rr_AnnualReturn2006	13.70%
Annual Return 2007	rr_AnnualReturn2007	1.70%
Annual Return 2008	rr_AnnualReturn2008	(35.50%)
Annual Return 2009	rr_AnnualReturn2009	35.20%
Annual Return 2010	rr_AnnualReturn2010	22.70%
1 Year	rr_AverageAnnualReturnYear01	22.66%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	9.17%
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | Consultant Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.66%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	8.34%
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | Consultant Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	7.87%
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.51%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
1 Year	rr_AverageAnnualReturnYear01	23.21%
5 Years	rr_AverageAnnualReturnYear05	4.80%
10 Years	rr_AverageAnnualReturnYear10	9.93%
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | K Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.61%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[23]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	506
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	874
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,909
1 Year	rr_AverageAnnualReturnYear01	23.11%
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	10.04%
Royce CRK Prospectus | Royce Heritage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Heritage Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Heritage Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the R and K Classes for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	( Exclusive of $50 annual trustee's fee per GiftShare Account. )
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in equity securities of any market capitalization, Royce expects that a significant portion of the Fund's assets may be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion.
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries."

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations as of December 7, 2001, and the R and K Classes commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant or R Class's expenses had been reflected, total returns prior to their respective inception dates would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 28.62% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.06% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.06%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Heritage Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce CRK Prospectus | Royce Heritage Fund | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Annual Trustee's Fee - applies only to GiftShare Accounts	rr_MaximumAccountFee	50
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.40%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	2.40%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,736
Annual Return 2001	rr_AnnualReturn2001	20.50%
Annual Return 2002	rr_AnnualReturn2002	(19.80%)
Annual Return 2003	rr_AnnualReturn2003	36.60%
Annual Return 2004	rr_AnnualReturn2004	19.10%
Annual Return 2005	rr_AnnualReturn2005	7.70%
Annual Return 2006	rr_AnnualReturn2006	21.10%
Annual Return 2007	rr_AnnualReturn2007	0.10%
Annual Return 2008	rr_AnnualReturn2008	(36.80%)
Annual Return 2009	rr_AnnualReturn2009	50.20%
Annual Return 2010	rr_AnnualReturn2010	26.20%
1 Year	rr_AverageAnnualReturnYear01	26.22%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Royce CRK Prospectus | Royce Heritage Fund | Consultant Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.78%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	7.98%
Royce CRK Prospectus | Royce Heritage Fund | Consultant Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.61%
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Royce CRK Prospectus | Royce Heritage Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Annual Trustee's Fee - applies only to GiftShare Accounts	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.72%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.26%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[24]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.88%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	622
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,079
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,347
1 Year	rr_AverageAnnualReturnYear01	26.84%
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	10.35%
Royce CRK Prospectus | Royce Heritage Fund | K Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Annual Trustee's Fee - applies only to GiftShare Accounts	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.71%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[24]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.63%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	921
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,013
1 Year	rr_AverageAnnualReturnYear01	27.29%
5 Years	rr_AverageAnnualReturnYear05	8.82%
10 Years	rr_AverageAnnualReturnYear10	10.42%
Royce CRK Prospectus | Royce Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Total Return Fund's investment goals are long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in dividend-paying securities of small-cap and micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Of the more than 4,400 small-cap and micro-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small-cap and micro-cap securities.
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations on October 16, 2001, the R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R and K Classes have higher expenses than the Investment Class. If Consultant, R or K Class's expenses had been reflected, total returns prior to their respective inception dates would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 17.14% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.32% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.32%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Total Return Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce CRK Prospectus | Royce Total Return Fund | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	2.12%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	215
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Annual Return 2001	rr_AnnualReturn2001	15.10%
Annual Return 2002	rr_AnnualReturn2002	(2.70%)
Annual Return 2003	rr_AnnualReturn2003	28.60%
Annual Return 2004	rr_AnnualReturn2004	16.40%
Annual Return 2005	rr_AnnualReturn2005	7.20%
Annual Return 2006	rr_AnnualReturn2006	13.50%
Annual Return 2007	rr_AnnualReturn2007	1.30%
Annual Return 2008	rr_AnnualReturn2008	(31.80%)
Annual Return 2009	rr_AnnualReturn2009	25.10%
Annual Return 2010	rr_AnnualReturn2010	22.20%
1 Year	rr_AverageAnnualReturnYear01	22.18%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Royce CRK Prospectus | Royce Total Return Fund | Consultant Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.11%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	7.54%
Royce CRK Prospectus | Royce Total Return Fund | Consultant Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.48%
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Royce CRK Prospectus | Royce Total Return Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
1 Year	rr_AverageAnnualReturnYear01	22.76%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	8.66%
Royce CRK Prospectus | Royce Total Return Fund | K Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.46%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
1 Year	rr_AverageAnnualReturnYear01	23.08%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	8.81%
Royce CRK Prospectus | Royce Premier Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Premier Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Premier Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the K Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $500 million to $2.5 billion. Royce looks for companies that it considers "premier"—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations on June 2, 2003, the R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R and K Classes have higher expenses than the Investment Class. If Consultant, R or K Class's expenses had been reflected, total returns prior to their respective inception dates would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 21.55% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -22.18% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.18%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Premier Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce CRK Prospectus | Royce Premier Fund | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.08%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	211
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Annual Return 2001	rr_AnnualReturn2001	9.60%
Annual Return 2002	rr_AnnualReturn2002	(7.80%)
Annual Return 2003	rr_AnnualReturn2003	37.70%
Annual Return 2004	rr_AnnualReturn2004	21.30%
Annual Return 2005	rr_AnnualReturn2005	15.90%
Annual Return 2006	rr_AnnualReturn2006	7.70%
Annual Return 2007	rr_AnnualReturn2007	11.60%
Annual Return 2008	rr_AnnualReturn2008	(29.00%)
Annual Return 2009	rr_AnnualReturn2009	31.90%
Annual Return 2010	rr_AnnualReturn2010	25.20%
1 Year	rr_AverageAnnualReturnYear01	25.24%
5 Years	rr_AverageAnnualReturnYear05	7.11%
10 Years	rr_AverageAnnualReturnYear10	10.68%
Royce CRK Prospectus | Royce Premier Fund | Consultant Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.97%
5 Years	rr_AverageAnnualReturnYear05	6.43%
10 Years	rr_AverageAnnualReturnYear10	10.01%
Royce CRK Prospectus | Royce Premier Fund | Consultant Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.75%
5 Years	rr_AverageAnnualReturnYear05	6.01%
10 Years	rr_AverageAnnualReturnYear10	9.33%
Royce CRK Prospectus | Royce Premier Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.78%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	560
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
1 Year	rr_AverageAnnualReturnYear01	25.61%
5 Years	rr_AverageAnnualReturnYear05	7.65%
10 Years	rr_AverageAnnualReturnYear10	11.29%
Royce CRK Prospectus | Royce Premier Fund | K Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.63%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[25]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	510
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	883
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,929
1 Year	rr_AverageAnnualReturnYear01	25.86%
5 Years	rr_AverageAnnualReturnYear05	7.89%
10 Years	rr_AverageAnnualReturnYear10	11.42%
Royce CRK Prospectus | Royce Special Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Special Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Special Equity Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion. The portfolio manager applies an intensive value approach in managing the Fund's assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.
Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
The Fund's intensive value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations on June 2, 2003. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant Class has higher expenses than the Investment Class. If Consultant Class's expenses had been reflected, total returns prior to June 2, 2003 would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800)-221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 20.87% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -15.14% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.14%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800)-221-4268.

Royce CRK Prospectus | Royce Special Equity Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce CRK Prospectus | Royce Special Equity Fund | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	2.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	220
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,503
Annual Return 2001	rr_AnnualReturn2001	30.70%
Annual Return 2002	rr_AnnualReturn2002	15.30%
Annual Return 2003	rr_AnnualReturn2003	26.80%
Annual Return 2004	rr_AnnualReturn2004	12.70%
Annual Return 2005	rr_AnnualReturn2005	(2.20%)
Annual Return 2006	rr_AnnualReturn2006	12.80%
Annual Return 2007	rr_AnnualReturn2007	3.60%
Annual Return 2008	rr_AnnualReturn2008	(20.50%)
Annual Return 2009	rr_AnnualReturn2009	26.90%
Annual Return 2010	rr_AnnualReturn2010	18.40%
1 Year	rr_AverageAnnualReturnYear01	18.38%
5 Years	rr_AverageAnnualReturnYear05	6.90%
10 Years	rr_AverageAnnualReturnYear10	11.40%
Royce CRK Prospectus | Royce Special Equity Fund | Consultant Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.38%
5 Years	rr_AverageAnnualReturnYear05	6.13%
10 Years	rr_AverageAnnualReturnYear10	10.82%
Royce CRK Prospectus | Royce Special Equity Fund | Consultant Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.95%
5 Years	rr_AverageAnnualReturnYear05	5.84%
10 Years	rr_AverageAnnualReturnYear10	10.09%
Royce CRK Prospectus | Royce Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Value Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and mid-cap companies with stock market capitalizations from $500 million to $5 billion that it believes are trading significantly below its estimate of their current worth. The Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.
Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities of such small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on September 14, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant or R Class's expenses had been reflected, total returns prior to their respective inception dates would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Consultant Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 22.59% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.36% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.36%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2001
Royce CRK Prospectus | Royce Value Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Royce CRK Prospectus | Royce Value Fund | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	2.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	221
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,513
Annual Return 2002	rr_AnnualReturn2002	(23.50%)
Annual Return 2003	rr_AnnualReturn2003	54.30%
Annual Return 2004	rr_AnnualReturn2004	30.90%
Annual Return 2005	rr_AnnualReturn2005	17.20%
Annual Return 2006	rr_AnnualReturn2006	15.80%
Annual Return 2007	rr_AnnualReturn2007	2.60%
Annual Return 2008	rr_AnnualReturn2008	(34.80%)
Annual Return 2009	rr_AnnualReturn2009	43.60%
Annual Return 2010	rr_AnnualReturn2010	24.10%
1 Year	rr_AverageAnnualReturnYear01	24.09%
5 Years	rr_AverageAnnualReturnYear05	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
Royce CRK Prospectus | Royce Value Fund | Consultant Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.09%
5 Years	rr_AverageAnnualReturnYear05	6.27%
Since Inception	rr_AverageAnnualReturnSinceInception	11.49%
Royce CRK Prospectus | Royce Value Fund | Consultant Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.66%
5 Years	rr_AverageAnnualReturnYear05	5.61%
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%
Royce CRK Prospectus | Royce Value Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
1 Year	rr_AverageAnnualReturnYear01	24.81%
5 Years	rr_AverageAnnualReturnYear05	7.40%
Since Inception	rr_AverageAnnualReturnSinceInception	12.53%
Royce CRK Prospectus | Royce Value Fund | K Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
1 Year	rr_AverageAnnualReturnYear01	24.82%
5 Years	rr_AverageAnnualReturnYear05	7.27%
Since Inception	rr_AverageAnnualReturnSinceInception	12.46%
Royce CRK Prospectus | Royce 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce 100 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce 100 Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets in a limited number (generally less than 100) of the equity securities of micro-cap, small-cap and/or mid-cap companies with stock market capitalizations up to $5 billion. Royce selects securities of approximately 100 "outstanding" micro-cap, small-cap and/or mid-cap companies—those that Royce believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in equity securities primarily issued by companies with stock market capitalizations up to $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities primarily issued by companies with stock market capitalizations up to $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of smaller-company securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of smaller-company securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (K Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The R and K Classes commenced operations on May 15, 2008. Performance information prior to that date is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The R Class has higher expenses than the Service Class. If R Class's expenses had been reflected, total returns prior to May 15, 2008 for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (K Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) K Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 23.57% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.86% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.86%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (K Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
Royce CRK Prospectus | Royce 100 Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	9.11%
Royce CRK Prospectus | Royce 100 Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.71%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.21%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[26]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	610
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,059
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,305
1 Year	rr_AverageAnnualReturnYear01	24.26%
5 Years	rr_AverageAnnualReturnYear05	8.04%
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
Royce CRK Prospectus | Royce 100 Fund | K Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.64%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.89%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[26]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	565
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	993
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,187
Annual Return 2004	rr_AnnualReturn2004	27.20%
Annual Return 2005	rr_AnnualReturn2005	14.90%
Annual Return 2006	rr_AnnualReturn2006	13.70%
Annual Return 2007	rr_AnnualReturn2007	7.30%
Annual Return 2008	rr_AnnualReturn2008	(29.30%)
Annual Return 2009	rr_AnnualReturn2009	37.90%
Annual Return 2010	rr_AnnualReturn2010	24.50%
1 Year	rr_AverageAnnualReturnYear01	24.55%
5 Years	rr_AverageAnnualReturnYear05	8.20%
Since Inception	rr_AverageAnnualReturnSinceInception	12.37%
Royce CRK Prospectus | Royce 100 Fund | K Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.38%
5 Years	rr_AverageAnnualReturnYear05	7.66%
Since Inception	rr_AverageAnnualReturnSinceInception	11.70%
Royce CRK Prospectus | Royce 100 Fund | K Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.18%
5 Years	rr_AverageAnnualReturnYear05	6.93%
Since Inception	rr_AverageAnnualReturnSinceInception	10.68%
Royce CRK Prospectus | Royce Low-Priced Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Low-Priced Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Low-Priced Stock Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the low-priced equity securities of small-cap and micro-cap companies. We define as low-priced those companies whose average cost per share in the Fund's portfolio is less than $25. Institutional investors generally do not make very low-priced equities (those trading at $10 or less per share) an area of their focus, and they may receive only limited broker research coverage. These conditions create opportunities to find securities with what Royce believes are strong financial characteristics trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries."

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of low-priced, small-cap and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced smaller companies, larger-cap companies or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (R Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The R Class has higher expenses than the Service Class. If R Class's expenses had been reflected, total returns prior to May 21, 2007 for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (R Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) R Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 27.66% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -26.00% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.00%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (R Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Low-Priced Stock Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce CRK Prospectus | Royce Low-Priced Stock Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.13%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.25%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[24]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.88%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	622
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,079
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,347
Annual Return 2001	rr_AnnualReturn2001	25.10%
Annual Return 2002	rr_AnnualReturn2002	(16.30%)
Annual Return 2003	rr_AnnualReturn2003	44.00%
Annual Return 2004	rr_AnnualReturn2004	13.60%
Annual Return 2005	rr_AnnualReturn2005	9.70%
Annual Return 2006	rr_AnnualReturn2006	19.00%
Annual Return 2007	rr_AnnualReturn2007	2.20%
Annual Return 2008	rr_AnnualReturn2008	(36.20%)
Annual Return 2009	rr_AnnualReturn2009	53.10%
Annual Return 2010	rr_AnnualReturn2010	31.00%
1 Year	rr_AverageAnnualReturnYear01	31.00%
5 Years	rr_AverageAnnualReturnYear05	9.23%
10 Years	rr_AverageAnnualReturnYear10	11.32%
Royce CRK Prospectus | Royce Low-Priced Stock Fund | R Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.76%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	10.57%
Royce CRK Prospectus | Royce Low-Priced Stock Fund | R Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.46%
5 Years	rr_AverageAnnualReturnYear05	7.70%
10 Years	rr_AverageAnnualReturnYear10	9.90%
Royce CRK Prospectus | Royce Low-Priced Stock Fund | K Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.13%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.82%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[24]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.63%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	967
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,122
1 Year	rr_AverageAnnualReturnYear01	31.44%
5 Years	rr_AverageAnnualReturnYear05	9.45%
10 Years	rr_AverageAnnualReturnYear10	11.43%
Royce CRK Prospectus | Royce Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Opportunity Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the R and K Classes for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion, in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities.
Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations up to $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets in foreign securities.
Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
The Fund's opportunistic value approach may not be successful and could result in portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on May 21, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Investment Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant, R and K Classes have higher expenses than the Investment Class. If Consultant, R or K Class's expenses had been reflected, total returns prior to their respective inception dates would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 36.38% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -36.51% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.51%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Opportunity Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce CRK Prospectus | Royce Opportunity Fund | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.30%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	2.30%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	233
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,636
Annual Return 2001	rr_AnnualReturn2001	17.30%
Annual Return 2002	rr_AnnualReturn2002	(17.00%)
Annual Return 2003	rr_AnnualReturn2003	72.90%
Annual Return 2004	rr_AnnualReturn2004	17.50%
Annual Return 2005	rr_AnnualReturn2005	4.80%
Annual Return 2006	rr_AnnualReturn2006	17.60%
Annual Return 2007	rr_AnnualReturn2007	(3.30%)
Annual Return 2008	rr_AnnualReturn2008	(46.40%)
Annual Return 2009	rr_AnnualReturn2009	59.80%
Annual Return 2010	rr_AnnualReturn2010	32.30%
1 Year	rr_AverageAnnualReturnYear01	32.33%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	10.32%
Royce CRK Prospectus | Royce Opportunity Fund | Consultant Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.33%
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	9.28%
Royce CRK Prospectus | Royce Opportunity Fund | Consultant Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.02%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	8.94%
Royce CRK Prospectus | Royce Opportunity Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.38%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.89%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[24]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	613
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,064
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,315
1 Year	rr_AverageAnnualReturnYear01	32.96%
5 Years	rr_AverageAnnualReturnYear05	5.85%
10 Years	rr_AverageAnnualReturnYear10	10.66%
Royce CRK Prospectus | Royce Opportunity Fund | K Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.64%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[24]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.60%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	513
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	888
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,940
1 Year	rr_AverageAnnualReturnYear01	33.25%
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	10.87%
Royce CRK Prospectus | Royce Value Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Value Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Value Plus Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements for the R and K Classes for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Consistent with Royce's value approach to investing, the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. The Fund also gives consideration to those companies that Royce believes have above-average growth prospects.
Normally, the Fund invests at least 80% of its net assets in equity securities of such micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in equity securities of such micro-cap, small-cap and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The Consultant Class commenced operations on March 30, 2006, the R Class commenced operations on September 14, 2007, and the K Class commenced operations on May 15, 2008. Performance information prior to these dates is for Service Class shares, not offered in this Prospectus, which have substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant and R Classes have higher expenses than the Service Class. If Consultant or R Class's expenses had been reflected, total returns prior to their respective inception dates would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (Consultant Class used for illustrative purposes—returns differ by Class).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -29.14% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.14%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 14, 2001
Royce CRK Prospectus | Royce Value Plus Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Royce CRK Prospectus | Royce Value Plus Fund | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.98%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.16%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	219
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,493
Annual Return 2002	rr_AnnualReturn2002	(14.70%)
Annual Return 2003	rr_AnnualReturn2003	79.90%
Annual Return 2004	rr_AnnualReturn2004	28.20%
Annual Return 2005	rr_AnnualReturn2005	13.20%
Annual Return 2006	rr_AnnualReturn2006	18.30%
Annual Return 2007	rr_AnnualReturn2007	2.40%
Annual Return 2008	rr_AnnualReturn2008	(41.50%)
Annual Return 2009	rr_AnnualReturn2009	40.30%
Annual Return 2010	rr_AnnualReturn2010	18.80%
1 Year	rr_AverageAnnualReturnYear01	18.85%
5 Years	rr_AverageAnnualReturnYear05	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Royce CRK Prospectus | Royce Value Plus Fund | Consultant Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.85%
5 Years	rr_AverageAnnualReturnYear05	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	12.23%
Royce CRK Prospectus | Royce Value Plus Fund | Consultant Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.25%
5 Years	rr_AverageAnnualReturnYear05	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	11.21%
Royce CRK Prospectus | Royce Value Plus Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.98%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.75%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[26]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	610
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,059
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,305
1 Year	rr_AverageAnnualReturnYear01	19.34%
5 Years	rr_AverageAnnualReturnYear05	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	13.25%
Royce CRK Prospectus | Royce Value Plus Fund | K Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.98%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.88%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[26]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	989
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,177
1 Year	rr_AverageAnnualReturnYear01	19.55%
5 Years	rr_AverageAnnualReturnYear05	4.12%
Since Inception	rr_AverageAnnualReturnSinceInception	13.35%
Royce CRK Prospectus | Royce Micro-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Micro-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Micro-Cap Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of micro-cap companies, a universe of more than 3,000 companies with stock market capitalizations up to $500 million. Using its value approach, Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.
Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries." Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in "developed countries," the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in "developing countries."

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index and the Russell Microcap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex
The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index and the Russell Microcap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 30.46% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.65% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.65%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce CRK Prospectus | Royce Micro-Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce CRK Prospectus | Royce Micro-Cap Fund | Russell Microcap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.89%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Royce CRK Prospectus | Royce Micro-Cap Fund | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	2.47%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	250
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,806
Annual Return 2001	rr_AnnualReturn2001	22.30%
Annual Return 2002	rr_AnnualReturn2002	(14.30%)
Annual Return 2003	rr_AnnualReturn2003	51.00%
Annual Return 2004	rr_AnnualReturn2004	14.60%
Annual Return 2005	rr_AnnualReturn2005	10.40%
Annual Return 2006	rr_AnnualReturn2006	21.10%
Annual Return 2007	rr_AnnualReturn2007	6.00%
Annual Return 2008	rr_AnnualReturn2008	(41.50%)
Annual Return 2009	rr_AnnualReturn2009	54.10%
Annual Return 2010	rr_AnnualReturn2010	28.80%
1 Year	rr_AverageAnnualReturnYear01	28.85%
5 Years	rr_AverageAnnualReturnYear05	8.34%
10 Years	rr_AverageAnnualReturnYear10	11.57%
Royce CRK Prospectus | Royce Micro-Cap Fund | Consultant Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.62%
5 Years	rr_AverageAnnualReturnYear05	6.95%
10 Years	rr_AverageAnnualReturnYear10	10.36%
Royce CRK Prospectus | Royce Micro-Cap Fund | Consultant Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.88%
5 Years	rr_AverageAnnualReturnYear05	6.71%
10 Years	rr_AverageAnnualReturnYear10	9.88%
Royce CRK Prospectus | Royce Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Global Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Global Value Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that generally a significant portion of the Fund's assets will be invested in the equity securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion. The Fund may invest in other investment companies that invest in equity securities.
Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund's assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund's investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund's Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund's assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund's investments, no more than 35% of the Fund's net assets may be invested in the securities of companies headquartered in "developing countries," also known as emerging markets.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency's home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
To the extent that the Fund's investment in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes. In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
In addition, as of December 31, 2010 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex
The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI WORLD Small Core Index and the Russell Global Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 30.22% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.01% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.01%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
Royce CRK Prospectus | Royce Global Value Fund | MSCI World Small Core Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.13%
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Royce CRK Prospectus | Royce Global Value Fund | Russell Global Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Royce CRK Prospectus | Royce Global Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.69%
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
Royce CRK Prospectus | Royce Global Value Fund | Service Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.57%
Since Inception	rr_AverageAnnualReturnSinceInception	10.57%
Royce CRK Prospectus | Royce Global Value Fund | Service Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.34%
Since Inception	rr_AverageAnnualReturnSinceInception	9.25%
Royce CRK Prospectus | Royce Global Value Fund | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[27]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.68%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[28]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	2.53%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	818
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,407
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,001
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (because the Consultant Class's inception date is after December 31, 2010, the Service Class is used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI WORLD Small Core Index and the Russell Global Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe. Because the Consultant Class's inception date is after December 31, 2010, performance information is for the Service Class. The returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The Consultant Class has higher expenses than the Service Class. If Consultant Class expenses had been reflected, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
Because the Consultant Class's inception date is after December 31, 2010, performance information is for the Service Class. The returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Consultant Class has higher expenses than the Service Class. If Consultant Class expenses had been reflected, total returns would have been lower.

Annual Return 2007	rr_AnnualReturn2007	14.30%
Annual Return 2008	rr_AnnualReturn2008	(39.90%)
Annual Return 2009	rr_AnnualReturn2009	61.90%
Annual Return 2010	rr_AnnualReturn2010	35.70%
Royce CRK Prospectus | Royce Global Value Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[27]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.18%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[29]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	2.08%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	211
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,160
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,506
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (because the R and K Classes' inception dates are after December 31, 2010, the Service Class is used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI WORLD Small Core Index and the Russell Global Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe. Because the R and K Classes' inception dates are after December 31, 2010, performance information is for the Service Class. The returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The R and K Classes have higher expenses than the Service Class. If R and K Class expenses had been reflected, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (because the R and K Classes' inception dates are after December 31, 2010, the Service Class is used for illustrative purposes—returns differ by class).

Royce CRK Prospectus | Royce Global Value Fund | K Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[27]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.93%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[29]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.83%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	596
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,033
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,246
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (because the R and K Classes' inception dates are after December 31, 2010, the Service Class is used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the MSCI WORLD Small Core Index and the Russell Global Small Cap Index, the Fund's new benchmark, which was chosen because it better reflects the Fund's security selection universe. Because the R and K Classes' inception dates are after December 31, 2010, performance information is for the Service Class. The returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The R and K Classes have higher expenses than the Service Class. If R and K Class expenses had been reflected, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund's inception (because the R and K Classes' inception dates are after December 31, 2010, the Service Class is used for illustrative purposes—returns differ by class).

Royce W Class Prospectus | Royce Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Total Return Fund's investment goals are long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets primarily in dividend-paying securities of small-cap and micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Of the more than 4,400 small-cap and micro-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small-cap and micro-cap securities.
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
The prices of small-cap and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The W Class commenced operations on May 19, 2005. Performance information prior to that date is for the Investment Class, not offered in this Prospectus, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.11% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.11%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce W Class Prospectus | Royce Total Return Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce W Class Prospectus | Royce Total Return Fund | W Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.12%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2001	rr_AnnualReturn2001	14.80%
Annual Return 2002	rr_AnnualReturn2002	(1.60%)
Annual Return 2003	rr_AnnualReturn2003	30.00%
Annual Return 2004	rr_AnnualReturn2004	17.50%
Annual Return 2005	rr_AnnualReturn2005	8.20%
Annual Return 2006	rr_AnnualReturn2006	14.50%
Annual Return 2007	rr_AnnualReturn2007	2.50%
Annual Return 2008	rr_AnnualReturn2008	(31.20%)
Annual Return 2009	rr_AnnualReturn2009	26.30%
Annual Return 2010	rr_AnnualReturn2010	23.40%
1 Year	rr_AverageAnnualReturnYear01	23.44%
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	8.93%
Royce W Class Prospectus | Royce Total Return Fund | W Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.19%
5 Years	rr_AverageAnnualReturnYear05	4.12%
10 Years	rr_AverageAnnualReturnYear10	8.31%
Royce W Class Prospectus | Royce Total Return Fund | W Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.50%
5 Years	rr_AverageAnnualReturnYear05	3.97%
10 Years	rr_AverageAnnualReturnYear10	7.75%
Royce W Class Prospectus | Royce Premier Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Premier Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Premier Fund's investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Royce & Associates, LLC ("Royce"), the Fund's investment adviser, invests the Fund's assets in a limited number (generally less than 100) of the equity securities of small-cap companies, those with stock market capitalizations from $500 million to $2.5 billion. Royce looks for companies that it considers "premier"—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.
Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
Royce's estimate of a company's current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index. The W Class commenced operations on May 19, 2005. Performance information prior to that date is for the Investment Class, not offered in this Prospectus, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns chart shows performance year by year over the last ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Annualized Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund's benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 221-4268
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS in Percentages (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a calendar quarter was 22.03% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.94% (quarter ended 12/31/08).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.94%)
Performance Table Heading	rr_PerformanceTableHeading	ANNUALIZED TOTAL RETURNS (12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The table also presents the impact of taxes on the Fund's returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce W Class Prospectus | Royce Premier Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Royce W Class Prospectus | Royce Premier Fund | W Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2001	rr_AnnualReturn2001	9.60%
Annual Return 2002	rr_AnnualReturn2002	(7.80%)
Annual Return 2003	rr_AnnualReturn2003	38.70%
Annual Return 2004	rr_AnnualReturn2004	22.80%
Annual Return 2005	rr_AnnualReturn2005	17.10%
Annual Return 2006	rr_AnnualReturn2006	8.80%
Annual Return 2007	rr_AnnualReturn2007	12.70%
Annual Return 2008	rr_AnnualReturn2008	(28.20%)
Annual Return 2009	rr_AnnualReturn2009	33.30%
Annual Return 2010	rr_AnnualReturn2010	26.60%
1 Year	rr_AverageAnnualReturnYear01	26.61%
5 Years	rr_AverageAnnualReturnYear05	8.24%
10 Years	rr_AverageAnnualReturnYear10	11.61%
Royce W Class Prospectus | Royce Premier Fund | W Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.36%
5 Years	rr_AverageAnnualReturnYear05	7.51%
10 Years	rr_AverageAnnualReturnYear10	10.92%
Royce W Class Prospectus | Royce Premier Fund | W Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.62%
5 Years	rr_AverageAnnualReturnYear05	6.96%
10 Years	rr_AverageAnnualReturnYear10	10.16%

[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Institutional Classes' net annual operating expenses, other than acquired fund fees and expenses, at or below 1.24% and 1.04%, respectively, through April 30, 2012.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.
[3]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes' net annual operating expenses, other than acquired fund fees and expenses, at or below 1.24% and 1.49%, respectively, through April 30, 2012.
[4]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class's net annual operating expenses at or below 1.39% through April 30, 2012.
[5]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service and Institutional Classes' net annual operating expenses at or below 1.49% and 1.04%, respectively, through April 30, 2012.
[6]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.49% through April 30, 2012.
[7]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.49% through April 30, 2012 and at or below 1.99% through April 30, 2021.
[8]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses at or below 1.39% through April 30, 2014.
[9]	Expenses have been estimated for the current fiscal year.
[10]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Institutional Classes' net annual operating expenses at or below 1.24% and 1.04%, respectively, through April 30, 2015.
[11]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.66% through April 30, 2012.
[12]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses at or below 1.49% through April 30, 2012 and at or below 1.99% through April 30, 2021.
[13]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses at or below 1.49% through April 30, 2013 and at or below 1.99% through April 30, 2021.
[14]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2012 and at or below 1.99% through April 30, 2021.
[15]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes' net annual operating expenses, other than acquired fund fees and expenses, at or below 1.44% and 1.69%, respectively, through April 30, 2012 and at or below 1.99% for the Investment Class through April 30, 2021.
[16]	Acquired fund fees and expenses reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.
[17]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2014.
[18]	The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return (18.96% in 2010).
[19]	The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return (19.76% in 2010).
[20]	The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return (27.20% in 2010).
[21]	The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return (5.60% in 2010).
[22]	The Fund pays a performance fee to Royce equal to 12.5% of the Fund's pre-fee, high-watermark total return (32.08% in 2010).
[23]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the K Class's net annual operating expenses at or below 1.59% through April 30, 2012.
[24]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes' net annual operating expenses, other than acquired fund fees and expenses, at or below 1.84% and 1.59%, respectively, through April 30, 2012 and at or below 1.99% for the R Class through April 30, 2021.
[25]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the K Class's net annual operating expenses at or below the 1.59% through April 30, 2012.
[26]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes' net annual operating expenses at or below 1.84% and 1.59%, respectively, through April 30, 2012 and at or below 1.99% for the R Class through April 30, 2021.
[27]	Acquired fund fees and expenses reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investment in mutual funds, hedge funds, private equity funds and other investment companies.
[28]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant Class's net annual operating expenses at or below 2.44% through April 30, 2012.
[29]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R and K Classes' net annual operating expenses, other than acquired fund fees and expenses, at or below 1.99% and 1.74%, respectively, through April 30, 2013.